Common Stock (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Stockholders Equity Note Abstract
Summary Of Common Stock Capital Shares Reserved For Future Issuance

Shares of Common Stock reserved for future issuance, on an as-if converted basis, were as follows:

April 30, 2021
Common stock reserved for Earnout	9,000,000
Stock options issued and outstanding	29,795,964
Common stock warrants outstanding	43,895,087
Shares available for grant under 2021 Equity Incentive Plan	41,429,526
Shares available for grant under 2021 ESPP	8,177,683

Total shares of common stock reserved	132,298,260

Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	January 31,
	2021	2020
Conversion of redeemable convertible preferred stock	193,037,715	170,686,661
Stock options issued and outstanding	30,167,178	34,883,465
Redeemable convertible preferred stock warrants outstanding	2,358,546	2,358,546
Common stock warrants outstanding	36,402,515	14,051,462
Shares available for grant under 2017 Stock Option Plan	4,528,391	5,844,909

Total shares of common stock reserved	266,494,345	227,825,043